UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Funds Target Date Retirement Series

Extending your investment horizon

[photo of two people standing on a large rock looking at the ocean]

Annual report for the year ended October 31, 2008

American Funds Target Date Retirement Series® seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2008 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios for the current fiscal year:

			Gross	Net
Class A shares	1 year	Lifetime*	expense ratio	expense ratio

American Funds 2050
Target Date Retirement Fund®	–25.96%	–11.09%	0.86%	0.67%
American Funds 2045
Target Date Retirement Fund®	–25.96	–11.09	0.88	0.68
American Funds 2040
Target Date Retirement Fund®	–26.00	–11.12	0.84	0.68
American Funds 2035
Target Date Retirement Fund®	–25.94	–11.07	0.82	0.66
American Funds 2030
Target Date Retirement Fund®	–25.81	–11.12	0.82	0.67
American Funds 2025
Target Date Retirement Fund®	–25.44	–10.98	0.81	0.66
American Funds 2020
Target Date Retirement Fund®	–24.16	–10.30	0.82	0.68
American Funds 2015
Target Date Retirement Fund®	–22.14	–9.29	0.89	0.74
American Funds 2010
Target Date Retirement Fund®	–21.47	–9.16	0.87	0.72

*Since February 1, 2007.

Expense ratios include the weighted average expenses of the underlying funds in which each fund invests. The series’ investment adviser is waiving its management fees and has reimbursed certain expenses. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results and the net expense ratios do reflect the waiver and/or reimbursements, without which the results would have been lower and the net expense ratios would have been higher. The waiver and/or reimbursements may be discontinued at any time, but they are expected to continue at the current level until further review, which will be conducted with the series’ board as circumstances warrant. Please see the series’ prospectus or the Financial Highlights table on pages 37 to 40 for details.

The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals. For an investor who is approaching retirement or taking distributions, each fund’s equity exposure may result in investment volatility that could reduce available retirement assets at a time when the investor has a need to withdraw funds. For an investor who is further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving retirement goals.

Most investments carry some degree of risk as more fully described in the prospectus. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to certain risks, such as currency fluctuations. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios.

[photo of two people standing on a large rock looking at the ocean]

In this report

Special feature

6	Extending your investment horizon

There’s a reason that funds in
the series continue to evolve
for 30 years beyond their target
date — many investors will live
that long.

Contents

1	Letter to shareholders

3	The value of a $10,000
investment

10	Investment strategy for
American Funds Target Date
Retirement Series

11	Investment portfolios

20	Financial statements

46	Board of directors and
other officers

Fellow shareholders:

The year ended October 31, 2008, the first full fiscal year for the American Funds Target Date Retirement Series, was disappointing by any measure. Each of the nine target date funds in the series lost ground amid one of the worst declines in global stock markets since the 1930s (see the table below).

The market’s downturn was global and touched virtually every equity and fixed-income sector. But we believe it is important to share some of the perspective we’ve gained individually and as an investment management firm during past bear markets.

We know that market downturns, as unpleasant as they may be, are a natural part of the investing cycle. Indeed, we now have had two steep declines in the first eight years of this century. Between March 24, 2000 and October 9, 2002, the market, as measured by Standard & Poor’s 500 Composite Index, lost 47.4% with dividends reinvested. During the retirement series’ fiscal year ending October 31, 2008, the S&P 500 with dividends reinvested had lost 36.1%.

[Begin Sidebar]
Results at a glance (for periods ended October 31, 2008, with all distributions reinvested)

		Average annual
		total returns
	Total returns	Lifetime
	1 year	(since 2/1/07)

American Funds Target Date Retirement Series (Class A shares):
2050 Fund	–36.61%	–16.90%
2045 Fund	–36.60	–16.89
2040 Fund	–36.65	–16.93
2035 Fund	–36.58	–16.88
2030 Fund	–36.30	–16.80
2025 Fund	–35.82	–16.52
2020 Fund	–33.81	–15.33
2015 Fund	–30.69	–13.68
2010 Fund	–29.38	–13.11
Standard & Poor’s 500 Composite Index	–36.08	–18.86
MSCI EAFE Index	–46.34	–23.89
Barclays Capital U.S. Aggregate Index	0.30	2.93
(formerly the Lehman Brothers U.S. Aggregate Index)
Lipper mixed-asset target indexes and averages:
2050+ Funds Average*	–39.92%	–20.81%
2045 Funds Average*	–39.23	–20.38
2040 Funds Index	–38.36	–20.15
2035 Funds Average*	–38.15	–19.60
2030 Funds Index	–36.11	–18.28
2025 Funds Average*	–35.31	–18.18
2020 Funds Index	–28.93	–14.27
2015 Funds Index	–27.53	–13.43
2010 Funds Index	–22.95	–10.44

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed equity market performance. The Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade, fixed-rate bond market. The Lipper indexes and averages track target date funds in five-year increments; their results reflect the effect of reinvested distributions, but not sales charges. Market indexes are unmanaged and their results reflect the effect of reinvested distributions, but not sales charges, commissions or expenses.

* The Lipper average is used when a corresponding Lipper index is not available for the fund’s lifetime.
[End Sidebar]

[Begin Sidebar]
In a few years, we expect to look back at this time with very mixed emotions. We will undoubtedly remember it as a very tough environment but we will also know that it was a time of great opportunity.
[End Sidebar]

Knowledge of past declines doesn’t make losses easier to accept, but it helps us remain focused on the future. Every bear market has eventually ended. Every recession, too, has ended. In fact, markets historically have anticipated economic news and turned up before the economy gained strength again. We also know that even during the worst economic times, workers and companies still make and sell goods, consumers buy and consume, and entrepreneurs invent and invest. Simply put, the economy may slow but it does not grind to a halt. As an organization we know this firsthand.

We realize that the 12 months ended October 31, 2008, was an incredibly difficult time. But it is important for investors to focus beyond a single year. This long view is particularly relevant to investors in the American Funds Target Date Retirement Series who are, by definition, long-term investors. After all, even those shareholders in the 2010 Fund should have a time horizon that stretches at least another two decades. (Please see the discussion on life expectancy and investment horizons beginning on page 6.)

Our long history of managing shareholders’ assets through rising and falling markets has taught us a crucial lesson about investing. We understand that we are investing in companies, not merely trading slips of paper. Just as the economy will recover, some companies will prosper. We do not believe a prudent investor takes the measure of a company over a single business cycle.

Indeed, focusing on a single 12-month period, whether for a company or a mutual fund, can be very misleading. The vagaries of timing can, in the short run, paint an inaccurate picture. The American Funds Target Date Retirement Series’ first fiscal year offers ample evidence. The series was launched in February 2007 and began its first full fiscal year the following November. In hindsight, we see that this past fiscal year corresponded almost exactly with the high-to-low of the current bear market.

The S&P 500 reached its all-time high on October 9, 2007, three weeks and a day prior to the start of the American Funds Target Date Retirement Series’ first full fiscal year. The market hit the low point for the series’ fiscal year on October 27, 2008, just days before the end of the period. During that span, the S&P 500 with dividends reinvested lost 44.6%. The series’ past fiscal year was the worst 12-month period ending on October 31 in more than 75 years.

Viewing this in a historical context is instructive. In 1932, it seemed the bad news would never end. The worst 12 months in the history of the S&P 500 ended on June 30, 1932. But the market turned and the best annual returns in the history of the S&P 500 occurred during the next 12 months.

As bad as it was in the U.S. during the year ended October 31, 2008, markets outside the U.S. suffered even more. The MSCI EAFE Index, a measure of the stock markets of developed economies in Europe, Asia and the Far East, lost 46.3% during the same period. Bond markets, too, were beset by troubles. The Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index), gained a negligible 0.3%.

We believe the 2008 global bear market does not paint an accurate picture of the long-term potential of investing in financial assets. Certainly the past year highlighted the risks of investing, especially in the short term. But our experience has taught us that long-term investors, such as the shareholders in the American Funds Target Date Retirement Series, eventually are rewarded.

In a few years, we expect to look back at this time with very mixed emotions. We will undoubtedly remember it as a very tough environment but we will also know that it was a time of great opportunity.

During these difficult times, we urge our shareholders to avoid the allure of quick decisions based on the here and now and to maintain a view of the long term.

Cordially,

/s/ James B. Lovelace
James B. Lovelace
Vice Chairman
of the Board

/s/ Michael J. Downer
Michael J. Downer
President

December 11, 2008

For current information about the series, visit americanfunds.com.

The value of a $10,000 investment
(for the period February 1, 2007, through October 31, 2008, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2050 Fund

[begin mountain chart]
Date	2050 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,728	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,126	9,029	10,867
10/31/2008	6,823	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–40.27%	–19.67%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

[begin mountain chart]
Date	2045 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,726	9,717	10,428
4/30/2008	9,850	9,816	10,613
7/31/2008	9,125	9,029	10,867
10/31/2008	6,824	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–40.26%	–19.66%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

[begin mountain chart]
Date	2040 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,722	9,717	10,428
4/30/2008	9,847	9,816	10,613
7/31/2008	9,130	9,029	10,867
10/31/2008	6,819	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–40.31%	–19.70%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

[3]Standard & Poor’s 500 Composite Index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

4In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expenses. Fund results shown reflect the application of the waiver and reimbursements. Fund results would have been lower without the waiver and reimbursements. Please see the Financial Highlights table on pages 37 to 40 for details.

2035 Fund

[begin mountain chart]
Date	2035 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,793	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,729	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,127	9,029	10,867
10/31/2008	6,826	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–40.24%	–19.65%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

[begin mountain chart]
Date	2030 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,934	10,156	10,291
10/31/2007	10,735	10,863	10,322
1/31/2008	9,712	9,717	10,428
4/30/2008	9,827	9,816	10,613
7/31/2008	9,120	9,029	10,867
10/31/2008	6,838	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–39.94%	–19.57%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

[begin mountain chart]
Date	2025 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,925	10,156	10,291
10/31/2007	10,716	10,863	10,322
1/31/2008	9,715	9,717	10,428
4/30/2008	9,820	9,816	10,613
7/31/2008	9,113	9,029	10,867
10/31/2008	6,878	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–39.49%	–19.30%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2020 Fund

[begin mountain chart]
Date	2020 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,896	10,156	10,291
10/31/2007	10,650	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,830	9,816	10,613
7/31/2008	9,161	9,029	10,867
10/31/2008	7,050	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–37.61%	–18.15%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

[begin mountain chart]
Date	2015 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,840	10,156	10,291
10/31/2007	10,518	10,863	10,322
1/31/2008	9,759	9,717	10,428
4/30/2008	9,845	9,816	10,613
7/31/2008	9,261	9,029	10,867
10/31/2008	7,290	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–34.67%	–16.56%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

[begin mountain chart]
Date	2010 Fund	S&P 500 Index[3]	Consumer Price Index[2]

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,802	10,156	10,291
10/31/2007	10,443	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,801	9,816	10,613
7/31/2008	9,245	9,029	10,867
10/31/2008	7,375	6,944	10,699
[end mountain chart]

Average annual total returns[4] based on a $1,000 investment
(for the periods ended October 31, 2008)*
		Lifetime
	1 year	(since 2/1/07)
Class A shares	–33.46%	–16.01%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[2]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

[3]Standard & Poor’s 500 Composite Index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

4In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expenses. Fund results shown reflect the application of the waiver and reimbursements. Fund results would have been lower without the waiver and reimbursements. Please see the Financial Highlights table on pages 37 to 40 for details.

[photo of a row of posts submerged in a body of water]

American Funds
Target Date Retirement Series:
Extending your investment horizon

Every day Americans face a tidal wave of ever-changing statistics. The stock market’s gyrations are reported minute-by-minute and the price of oil is flashed across cell phone screens around the country.

But amid the flood of statistics are numbers that most Americans, especially those invested in American Funds Target Date Retirement Series, should read. Tucked away in a report recently issued by the U.S. Census Bureau are numbers that point to a very encouraging future — Americans are living longer than they ever have.

After the past rocky 12 months in the world’s stock and bond markets, some investors may find it tough to focus on the long term. But as the Census Bureau’s figures make clear, for most investors in the series, the future stretches for decades. For them, long-term thinking shouldn’t be an abstract idea, it should be essential.

Consider this: A 65-year-old man in the U.S. today will live an average of 17.1 more years and a 65-year-old woman will live an average of 20 more years. At age 75, the figures increase to 10.7 years and 12.8 years, respectively. Consider, too, that longevity is increasing every year —one in every 26 baby boomers will reach 100, the Census Bureau estimates.

With an average of about two decades still ahead for investors in the 2010 fund, and even longer for those invested in the other target date funds, it makes sense that the funds’ managers have chosen to keep a healthy percent of the assets in stock-oriented mutual funds. Over the past 30 years, the stock market — as measured by Standard & Poor’s 500 Composite Index — has produced an average annual total return of 11.4% surpassing the 8.4% return on bonds, as measured by the Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index). Future retirees, even those who plan to retire within a few years, need a portion of their assets in growth-oriented instruments because they can’t look to age 65 as a finish line.

The logic is simple, notes Jim Lovelace, vice chairman of the board. “If you’re 65 today, you should expect to live 30 more years. I know the actuarial tables say life expectancy is about 20 years, but if you plan for 20 years and you live 30 years, you could run out of money,” Jim says. “That’s why it’s so important that shareholders transition smoothly and gradually from equities to bonds and more income-oriented investments.”

The goal of every investor saving for retirement is to live comfortably without worrying about running out of money. Those dual goals underlie the glidepath built into each of the nine funds in the American Funds Target Date Retirement Series.

Defining the glidepath

All nine of the target date funds in the series invest in some combination of mutual funds — growth funds, growth-and-income funds, equity-income and balanced funds, or bond funds. The combination shifts as investors draw closer to their target date and their needs change. Funds designed for investors planning to retire between 2025 and 2050 are more heavily invested in growth funds — about 40% — with only about 5% dedicated to bonds. At the other end of the spectrum are investors in the 2010 fund, which has about 25% of its assets in bond funds.

[Begin Sidebar]
When Capital Research investment professionals consider an investment, they don’t ask what the stock price will be in five months, they ask what the state of the company will be in five years.
[End Sidebar]

An important feature of the series is what happens after each fund reaches its target date. Understanding that many investors will live well into their 90s or beyond, the adviser to the target date series made a crucial decision when designing the series. The mix of mutual funds underlying each target date fund continues to evolve for 30 years beyond the target retirement date.

Through it all, the blend of funds shifts slowly as investors’ needs change from growth to income and preservation of capital. That slow change is why the investment manager of the American Funds Target Date Retirement Series refers to the evolution as a glidepath.

Maintaining a long-term view

The idea of a slow evolution is a perfect match for the mutual funds that are the foundation of the series. Capital Research and Management Company, the adviser to the series, has a long history itself — it traces its roots to 1931. Capital Research still does business the same way it has since its founding. It relies on fundamental research to find good investment opportunities and invests for the long-term. When Capital Research investment professionals consider an investment, they don’t ask what the stock price will be in five months, they ask what the state of the company will be in five years.

They understand that a stock isn’t just a slip of paper to be traded. Rather, they know that every share of stock represents ownership in a company. They believe that a thorough understanding of the company is vital to making good, long-term investment decisions.

“It’s very important to understand that behind the stock is a real company with real management, real employees and real customers. You have to get to know all those parts to understand the company and make the best possible decisions about its long-term prospects,” Jim says.

[Begin Sidebar]
Maintaining a 30-year horizon

It can be difficult to maintain a long-term view in the midst of a bear market. But investors should look far beyond the current market. The funds in the American Funds Target Date Retirement Series evolve for 30 years beyond their target date. In the past 30 years ended Oct. 31, 2008, there have been six major stock market declines — including the one that began on Oct. 9, 2007. Still, over that time, as the chart below shows, stocks (as defined by Standard & Poor’s 500 Composite Index) have gained an average 11.4% a year and bonds (as measured by the Barclays Capital U.S. Aggregate Index, formerly Lehman Brothers U.S. Aggregate Index) have gained 8.4% a year.

[begin mountain chart]
Date	Standard & Poor’s 500 Composite Index	Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index)

10/31/1978	10,000	10,000
10/31/1979	11,546	9,878
10/31/1980	15,247	10,210
10/31/1981	15,334	10,648
10/31/1982	17,831	14,322
10/31/1983	22,815	15,774
10/31/1984	24,267	17,823
10/31/1985	28,958	21,297
10/31/1986	38,567	25,453
10/31/1987	41,035	26,053
10/31/1988	47,092	29,039
10/31/1989	59,503	32,494
10/31/1990	55,053	34,545
10/31/1991	73,449	40,008
10/31/1992	80,756	43,943
10/31/1993	92,796	49,158
10/31/1994	96,377	47,354
10/31/1995	121,829	54,764
10/31/1996	151,167	57,966
10/31/1997	199,689	63,121
10/31/1998	243,601	69,014
10/31/1999	306,115	69,381
10/31/2000	324,736	74,447
10/31/2001	243,911	85,287
10/31/2002	207,089	90,306
10/31/2003	250,136	94,736
10/31/2004	273,680	99,976
10/31/2005	297,532	101,110
10/31/2006	346,110	106,356
10/31/2007	396,474	112,081
10/31/2008	253,422	112,422

1982	Worst recession in 40 years

1987	Black Monday: S&P 500 lost 20% in one day

1990	Iraq invades Kuwait

1998	Global economic Turmoil

2001	Terrorists attack U.S.

2007	Subprime credit crisis
[end mountain chart]

[End Sidebar]

What if the market doesn’t go up?

After the rough 12 months just ended, even investors with a long view may wonder what will happen if the stock market settles into a long snooze. The answer may surprise some. The stock market — typically defined as the S&P 500 — isn’t always a good barometer of how individual stocks are faring. In fact, there have been times when an index or average has posted a good return while the majority of stock prices are declining.

“An index can be misleading,” notes Jim. “For example, back in 1999, the S&P 500 with dividends reinvested rose 21% but more than half the stocks in the index lost value. In the same way, some stocks may gain value even if the index is drifting or going down. Of course, over the past year there really was no place to hide and the whole market suffered. But over long periods of time, it’s possible to do well even in a weak market. That’s why it’s important to remember that as long-term managers we’re investing in stocks, not the stock market.”

In the current environment, when it can be especially hard for investors to focus on the long-term, it’s reassuring to know that the funds underlying the American Funds Target Date Retirement Series have long track records. Of the 18 underlying funds at the end of the fiscal year, 15 have more than 20-year track records and 10 have been in existence for more than 30 years. Three of the funds are more than 50 years old. All this experience doesn’t guarantee solid returns going forward but it reinforces the long-term outlook of the funds’ managers.

“I know the past year has been a difficult period and it can be hard to concentrate on the long term,” Jim says. “But when you look at the underlying mutual funds in the American Funds Target Date Retirement Series, you see large, well-diversified funds that have done well over long spans of time. As the Census Bureau points out, long spans of time are what every investor in the series should be thinking about.”

[Begin Sidebar]
[photo of rocks along the shore of the ocean - sun setting in the distance]

Target date basics

The American Funds Target Date Retirement Series has attracted great interest since it was launched in February 2007. At the end of the series’ first full fiscal year on October 31, 2008, it had 190,000 shareholder accounts. Still, many investors don’t have a good understanding of how the series works.

Each fund in the series invests in a combination of mutual funds, just as an individual might hold several mutual funds in a 401(k) plan. Which mutual funds the series owns at any specific time depends on the target date of the fund. The funds with the furthest target dates have the highest concentration of growth-oriented mutual funds while those with the closest dates are most heavily concentrated in bond funds, equity-income and balanced funds.

The American Funds Target Date Retirement Series invests in 18 individual mutual funds in the American Funds family — one of the three largest fund families in the U.S. The 18 funds fall into four categories: growth, growth-and-income, equity-income and balanced, and bond funds. Here’s a quick description of the types of funds.

Growth funds invest in companies with the goal of growing an investor’s capital. Typically, growth funds invest almost exclusively in stocks and hold few, if any, bonds.

Growth-and-income funds look for companies that will grow but also provide income through dividends. Often a growth-and-income fund will invest in the stocks of big blue-chip companies that are household names.

Equity-income and balanced funds invest in both stocks and bonds. Equity-income funds typically invest in the stocks of companies with a history of steady dividends. These funds often put more emphasis on the income a stock produces and less on its growth potential. The funds also usually own bonds for income. Balanced funds hold a blend of stocks and bonds. While the stocks are usually those of big blue-chip companies, they may be included in the portfolio to provide growth, income, or a combination of growth and income. The bonds in a balanced fund’s portfolio are typically highly rated and can produce a steady stream of income. Balanced funds are designed to offer, in one fund, a complete portfolio for the prudent investor.

Bond funds invest in bonds issued by corporations, governments and government-sponsored entities. Bonds can offer a steady and predictable stream of income and, historically, have not been as volatile as stocks.
[End Sidebar]

[Begin Sidebar]

Investment strategy for American Funds Target Date
Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the nine target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on the opposite page show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner.

Target Date Portfolio	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	25	20	10	5
Growth-and-income funds	45	45	45	45	40	35	35	35	35	30	30	25	20	10	5
Equity-income and Balanced funds	10	10	10	10	15	20	20	20	20	25	25	30	30	35	35	40
Bonds funds	5	5	5	5	5	5	10	20	25	35	40	45	50	55	60	60

Active management
American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee will continually monitor the underlying fund allocations in each target date fund and, if necessary, make changes in response to market conditions.

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	40.0%
Growth-and-income funds	45.0
Equity-income and Balanced funds	10.0
Bond funds	5.0

Appropriate for investors who plan to retire in or near 2050.
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 40.0%
AMCAP Fund, Inc., Class R-5	528,875	$6,833	7.0%
EuroPacific Growth Fund, Class R-5	130,752	3,915	4.0
The Growth Fund of America, Inc., Class R-5	306,829	6,833	7.0
The New Economy Fund, Class R-5	235,152	3,894	4.0
New Perspective Fund, Inc., Class R-5	317,080	6,833	7.0
New World Fund, Inc., Class R-5	120,813	3,946	4.0
SMALLCAP World Fund, Inc., Class R-5	320,600	6,928	7.0
		39,182	40.0

Growth-and-income funds - 45.0%
American Mutual Fund, Inc., Class R-5	242,080	4,890	5.0
Capital World Growth and Income Fund, Inc., Class R-5	364,535	9,788	10.0
Fundamental Investors, Inc., Class R-5	366,356	9,789	10.0
The Investment Company of America, Class R-5	441,288	9,788	10.0
Washington Mutual Investors Fund, Inc., Class R-5	423,316	9,825	10.0
		44,080	45.0

Equity-income and Balanced funds - 10.0%
American Balanced Fund, Inc., Class R-5	273,235	3,918	4.0
Capital Income Builder, Inc., Class R-5	69,521	2,938	3.0
The Income Fund of America, Inc., Class R-5	216,874	2,939	3.0
		9,795	10.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-5	368,252	4,898	5.0

Total investment securities (cost: $141,777,000)		97,955	100.0
Other assets less liabilities		(33)	-

Net assets		$97,922	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.9
Equity-income and Balanced funds	9.8
Bond funds	5.5

Appropriate for investors who plan to retire in or near 2045
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-5	439,408	$5,677	7.0%
EuroPacific Growth Fund, Class R-5	109,249	3,271	4.0
The Growth Fund of America, Inc., Class R-5	254,924	5,677	6.9
The New Economy Fund, Class R-5	194,621	3,223	3.9
New Perspective Fund, Inc., Class R-5	263,600	5,681	7.0
New World Fund, Inc., Class R-5	101,604	3,318	4.0
SMALLCAP World Fund, Inc., Class R-5	266,007	5,748	7.0
		32,595	39.8

Growth-and-income funds - 44.9%
American Mutual Fund, Inc., Class R-5	201,218	4,065	4.9
Capital World Growth and Income Fund, Inc., Class R-5	303,737	8,156	10.0
Fundamental Investors, Inc., Class R-5	305,214	8,155	10.0
The Investment Company of America, Class R-5	367,688	8,155	10.0
Washington Mutual Investors Fund, Inc., Class R-5	351,371	8,155	10.0
		36,686	44.9

Equity-income and Balanced funds - 9.8%
American Balanced Fund, Inc., Class R-5	225,235	3,230	4.0
Capital Income Builder, Inc., Class R-5	57,061	2,412	2.9
The Income Fund of America, Inc., Class R-5	178,005	2,412	2.9
		8,054	9.8

Bond funds - 5.5%
U.S. Government Securities Fund, Class R-5	336,148	4,471	5.5

Total investment securities (cost: $116,273,000)		81,806	100.0
Other assets less liabilities		(28)	-

Net assets		$81,778	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.8
Equity-income and Balanced funds	9.8
Bond funds	5.6

Appropriate for investors who plan to retire in or near 2040
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-5	1,006,804	$13,008	6.9
EuroPacific Growth Fund, Class R-5	251,841	7,540	4.0
The Growth Fund of America, Inc., Class R-5	584,712	13,021	6.9
The New Economy Fund, Class R-5	444,250	7,357	3.9
New Perspective Fund, Inc., Class R-5	605,977	13,059	6.9
New World Fund, Inc., Class R-5	235,490	7,691	4.1
SMALLCAP World Fund, Inc., Class R-5	614,527	13,280	7.1
		74,956	39.8

Growth-and-income funds - 44.8%
American Mutual Fund, Inc., Class R-5	462,346	9,340	4.9
Capital World Growth and Income Fund, Inc., Class R-5	698,741	18,761	10.0
Fundamental Investors, Inc., Class R-5	702,140	18,761	10.0
The Investment Company of America, Class R-5	845,861	18,761	10.0
Washington Mutual Investors Fund, Inc., Class R-5	808,200	18,758	9.9
		84,381	44.8

Equity-income and Balanced funds - 9.8%
American Balanced Fund, Inc., Class R-5	518,072	7,429	4.0
Capital Income Builder, Inc., Class R-5	130,113	5,500	2.9
The Income Fund of America, Inc., Class R-5	405,881	5,500	2.9
		18,429	9.8

Bond funds - 5.6%
U.S. Government Securities Fund, Class R-5	802,238	10,670	5.6

Total investment securities (cost: $269,561,000)		188,436	100.0
Other assets less liabilities		(29)	-

Net assets		$188,407	100.0%

See Notes to Financial Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.7%
Growth-and-income funds	44.7
Equity-income and Balanced funds	9.8
Bond funds	5.8

Appropriate for investors who plan to retire in or near 2035
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.7%
AMCAP Fund, Inc., Class R-5	1,315,836	$17,001	6.9%
EuroPacific Growth Fund, Class R-5	324,834	9,725	4.0
The Growth Fund of America, Inc., Class R-5	763,386	17,001	6.9
The New Economy Fund, Class R-5	581,839	9,635	3.9
New Perspective Fund, Inc., Class R-5	788,867	17,000	6.9
New World Fund, Inc., Class R-5	303,743	9,920	4.1
SMALLCAP World Fund, Inc., Class R-5	798,126	17,247	7.0
		97,529	39.7

Growth-and-income funds - 44.7%
American Mutual Fund, Inc., Class R-5	601,030	12,141	5.0
Capital World Growth and Income Fund, Inc., Class R-5	909,362	24,417	10.0
Fundamental Investors, Inc., Class R-5	913,787	24,416	9.9
The Investment Company of America, Class R-5	1,100,829	24,416	9.9
Washington Mutual Investors Fund, Inc., Class R-5	1,051,974	24,416	9.9
		109,806	44.7

Equity-income and Balanced funds - 9.8%
American Balanced Fund, Inc., Class R-5	682,544	9,788	4.0
Capital Income Builder, Inc., Class R-5	166,338	7,031	2.9
The Income Fund of America, Inc., Class R-5	527,020	7,141	2.9
		23,960	9.8

Bond funds - 5.8%
U.S. Government Securities Fund, Class R-5	1,068,846	14,216	5.8

Total investment securities (cost: $353,090,000)		245,511	100.0
Other assets less liabilities		(81)	-

Net assets		$245,430	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	39.8
Equity-income and Balanced funds	14.7
Bond funds	5.7

Appropriate for investors who plan to retire in or near 2030
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-5	1,957,879	$25,296	6.9%
EuroPacific Growth Fund, Class R-5	492,211	14,737	4.0
The Growth Fund of America, Inc., Class R-5	1,140,016	25,388	6.9
The New Economy Fund, Class R-5	864,988	14,324	3.9
New Perspective Fund, Inc., Class R-5	1,188,881	25,620	7.0
New World Fund, Inc., Class R-5	458,524	14,976	4.1
SMALLCAP World Fund, Inc., Class R-5	1,197,836	25,885	7.0
		146,226	39.8

Growth-and-income funds - 39.8%
American Mutual Fund, Inc., Class R-5	900,617	18,193	4.9
Capital World Growth and Income Fund, Inc., Class R-5	1,224,735	32,884	9.0
Fundamental Investors, Inc., Class R-5	1,093,235	29,211	7.9
The Investment Company of America, Class R-5	1,482,603	32,884	9.0
Washington Mutual Investors Fund, Inc., Class R-5	1,416,956	32,888	9.0
		146,060	39.8

Equity-income and Balanced funds - 14.7%
American Balanced Fund, Inc., Class R-5	1,260,718	18,078	4.9
Capital Income Builder, Inc., Class R-5	427,670	18,078	4.9
The Income Fund of America, Inc., Class R-5	1,334,140	18,078	4.9
		54,234	14.7

Bond funds - 5.7%
U.S. Government Securities Fund, Class R-5	1,561,830	20,772	5.7

Total investment securities (cost: $525,904,000)		367,292	100.0
Other assets less liabilities		(45)	-

Net assets		$367,247	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	39.7%
Growth-and-income funds	34.8
Equity-income and Balanced funds	19.8
Bond funds	5.7

Appropriate for investors who plan to retire in or near 2025
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 39.7%
AMCAP Fund, Inc., Class R-5	2,303,695	$29,764	7.0%
EuroPacific Growth Fund, Class R-5	564,149	16,891	4.0
The Growth Fund of America, Inc., Class R-5	1,329,742	29,613	6.9
The New Economy Fund, Class R-5	1,014,613	16,802	3.9
New Perspective Fund, Inc., Class R-5	1,374,531	29,621	6.9
New World Fund, Inc., Class R-5	525,065	17,149	4.0
SMALLCAP World Fund, Inc., Class R-5	1,392,379	30,089	7.0
		169,929	39.7

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-5	1,047,424	21,158	5.0
Capital World Growth and Income Fund, Inc., Class R-5	1,106,344	29,705	6.9
Fundamental Investors, Inc., Class R-5	1,111,727	29,705	6.9
The Investment Company of America, Class R-5	1,531,943	33,979	8.0
Washington Mutual Investors Fund, Inc., Class R-5	1,465,031	34,003	8.0
		148,550	34.8

Equity-income and Balanced funds - 19.8%
American Balanced Fund, Inc., Class R-5	2,365,882	33,927	8.0
Capital Income Builder, Inc., Class R-5	597,664	25,263	5.9
The Income Fund of America, Inc., Class R-5	1,864,442	25,263	5.9
		84,453	19.8

Bond funds - 5.7%
U.S. Government Securities Fund, Class R-5	1,833,298	24,383	5.7

Total investment securities (cost: $614,027,000)		427,315	100.0
Other assets less liabilities		132	-

Net assets		$427,447	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	34.7%
Growth-and-income funds	34.6
Equity-income and Balanced funds	19.5
Bond funds	11.2

Appropriate for investors who plan to retire in or near 2020
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 34.7%
AMCAP Fund, Inc., Class R-5	2,503,299	$32,343	5.9%
EuroPacific Growth Fund, Class R-5	731,172	21,891	4.0
The Growth Fund of America, Inc., Class R-5	1,457,569	32,460	5.9
The New Economy Fund, Class R-5	957,099	15,850	2.9
New Perspective Fund, Inc., Class R-5	1,772,798	38,204	7.0
New World Fund, Inc., Class R-5	507,698	16,581	3.0
SMALLCAP World Fund, Inc., Class R-5	1,531,891	33,104	6.0
		190,433	34.7

Growth-and-income funds - 34.6%
American Mutual Fund, Inc., Class R-5	1,334,905	26,965	5.0
Capital World Growth and Income Fund, Inc., Class R-5	1,413,101	37,942	6.9
Fundamental Investors, Inc., Class R-5	1,419,977	37,942	6.9
The Investment Company of America, Class R-5	1,958,076	43,430	7.9
Washington Mutual Investors Fund, Inc., Class R-5	1,870,987	43,425	7.9
		189,704	34.6

Equity-income and Balanced funds - 19.5%
American Balanced Fund, Inc., Class R-5	3,015,750	43,246	7.9
Capital Income Builder, Inc., Class R-5	758,526	32,063	5.8
The Income Fund of America, Inc., Class R-5	2,366,329	32,064	5.8
		107,373	19.5

Bond funds - 11.2%
U.S. Government Securities Fund, Class R-5	4,610,934	61,325	11.2
		61,325	11.2

Total investment securities (cost: $776,220,000)		548,835	100.0

Other assets less liabilities		21	-

Net assets		$548,856	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	24.9%
Growth-and-income funds	34.8
Equity-income and Balanced funds	19.8
Bond funds	20.5

Appropriate for investors who plan to retire in or near 2015
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 24.9%
AMCAP Fund, Inc., Class R-5	1,906,312	$24,629	5.0%
EuroPacific Growth Fund, Class R-5	488,619	14,629	2.9
The Growth Fund of America, Inc., Class R-5	1,102,950	24,563	5.0
New Perspective Fund, Inc., Class R-5	1,374,235	29,615	6.0
New World Fund, Inc., Class R-5	301,469	9,846	2.0
SMALLCAP World Fund, Inc., Class R-5	926,265	20,017	4.0
		123,299	24.9

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-5	1,215,168	24,546	4.9
Capital World Growth and Income Fund, Inc., Class R-5	1,283,602	34,465	7.0
Fundamental Investors, Inc., Class R-5	1,289,881	34,465	7.0
The Investment Company of America, Class R-5	1,777,451	39,424	7.9
Washington Mutual Investors Fund, Inc., Class R-5	1,709,509	39,678	8.0
		172,578	34.8

Equity-income and Balanced funds - 19.8%
American Balanced Fund, Inc., Class R-5	2,743,547	39,343	8.0
Capital Income Builder, Inc., Class R-5	696,083	29,423	5.9
The Income Fund of America, Inc., Class R-5	2,171,469	29,423	5.9
		98,189	19.8

Bond funds - 20.5%
The Bond Fund of America, Inc., Class R-5	2,445,158	26,286	5.3
Capital World Bond Fund, Inc., Class R-5	1,490,134	25,958	5.2
U.S. Government Securities Fund, Class R-5	3,729,705	49,605	10.0
		101,849	20.5

Total investment securities (cost: $680,873,000)		495,915	100.0

Other assets less liabilities		72	-

Net assets		$495,987	100.0%

See Notes to Financials Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2008

[begin pie chart]
Percent of net assets
Growth funds	19.7%
Growth-and-income funds	34.6
Equity-income and Balanced funds	19.7
Bond funds	26.0

Appropriate for investors who plan to retire in or near 2010
[end pie chart]

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds - 19.7%
AMCAP Fund, Inc., Class R-5	1,225,167	$15,829	4.0%
EuroPacific Growth Fund, Class R-5	392,768	11,760	2.9
The Growth Fund of America, Inc., Class R-5	707,621	15,759	3.9
New Perspective Fund, Inc., Class R-5	916,840	19,758	4.9
New World Fund, Inc., Class R-5	238,317	7,783	2.0
SMALLCAP World Fund, Inc., Class R-5	360,930	7,800	2.0
		78,689	19.7

Growth-and-income funds - 34.6%
American Mutual Fund, Inc., Class R-5	1,371,875	27,712	6.9
Capital World Growth and Income Fund, Inc., Class R-5	1,035,034	27,791	7.0
Fundamental Investors, Inc., Class R-5	1,037,105	27,711	6.9
The Investment Company of America, Class R-5	1,249,408	27,712	6.9
Washington Mutual Investors Fund, Inc., Class R-5	1,194,920	27,734	6.9
		138,660	34.6

Equity-income and Balanced funds - 19.7%
American Balanced Fund, Inc., Class R-5	2,209,764	31,688	7.9
Capital Income Builder, Inc., Class R-5	555,972	23,501	5.9
The Income Fund of America, Inc., Class R-5	1,734,277	23,499	5.9
		78,688	19.7

Bond funds - 26.0%
The Bond Fund of America, Inc., Class R-5	3,854,426	41,435	10.4
Capital World Bond Fund, Inc., Class R-5	1,215,781	21,179	5.3
U.S. Government Securities Fund, Class R-5	3,103,016	41,270	10.3
		103,884	26.0

Total investment securities (cost: $549,555,000)		399,921	100.0

Other assets less liabilities		117	-

Net assets		$400,038	100.0%

See Notes to Financials Statements

Financial statements

Statements of assets and liabilities						(dollars and shares in thousands, except per-share amounts)
at October 31, 2008
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$97,955	$81,806	$188,436	$245,511	$367,292	$427,315	$548,835	$495,915	$399,921
Receivables for:
Sales of fund's shares	643	686	860	1,207	1,591	1,670	1,974	1,999	1,796
Dividends	37	31	70	93	225	317	410	398	344
Reimbursements from affiliates	9	6	9	9	11	12	15	14	14
Total assets	98,644	82,529	189,375	246,820	369,119	429,314	551,234	498,326	402,075

Liabilities:
Payables for:
Purchases of investments	592	615	616	1,005	1,317	1,044	1,565	1,699	950
Repurchases of fund's shares	51	72	205	202	274	510	408	299	814
Services provided by affiliates	71	57	137	171	266	296	383	321	254
Directors' deferred compensation	2	1	3	4	5	7	10	9	9
Other	6	6	7	8	10	10	12	11	10
Total liabilities	722	751	968	1,390	1,872	1,867	2,378	2,339	2,037
Net assets at October 31, 2008	$97,922	$81,778	$188,407	$245,430	$367,247	$427,447	$548,856	$495,987	$400,038

Net assets consist of:
Capital paid in on shares of capital stock	$137,668	$113,608	$262,985	$343,855	$512,190	$596,904	$753,512	$660,488	$531,558
Undistributed net investment income	833	653	1,575	2,126	3,404	4,389	6,732	7,686	7,648
Undistributed net realized gain	3,243	1,984	4,972	7,028	10,265	12,866	15,997	12,771	10,466
Net unrealized depreciation	(43,822)	(34,467)	(81,125)	(107,579)	(158,612)	(186,712)	(227,385)	(184,958)	(149,634)
Net assets at October 31, 2008	$97,922	$81,778	$188,407	$245,430	$367,247	$427,447	$548,856	$495,987	$400,038

Investment securities, at cost	$141,777	$116,273	$269,561	$353,090	$525,904	$614,027	$776,220	$680,873	$549,555

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value
Class A:
Net assets	$38,350	$28,693	$64,679	$94,123	$130,458	$163,525	$217,608	$229,310	$193,480
Shares outstanding	5,371	4,014	9,053	13,165	18,211	22,711	29,482	30,075	25,147
Net asset value per share	$7.14	$7.15	$7.14	$7.15	$7.16	$7.20	$7.38	$7.62	$7.69
Maximum offering price per share	7.58	7.59	7.58	7.59	7.60	7.64	7.83	8.08	8.16
Class R-1:
Net assets	$928	$562	$1,565	$1,385	$3,384	$2,127	$3,160	$2,507	$1,118
Shares outstanding	131	79	221	196	477	298	432	331	146
Net asset value per share(*)	$7.08	$7.08	$7.07	$7.07	$7.10	$7.13	$7.31	$7.56	$7.64
Class R-2:
Net assets	$24,657	$20,523	$44,147	$58,095	$81,500	$91,210	$106,855	$82,597	$57,628
Shares outstanding	3,491	2,903	6,250	8,218	11,504	12,813	14,628	10,945	7,564
Net asset value per share(*)	$7.06	$7.07	$7.06	$7.07	$7.08	$7.12	$7.30	$7.55	$7.62
Class R-3:
Net assets	$24,154	$20,938	$52,383	$58,657	$96,539	$105,548	$142,374	$117,078	$86,635
Shares outstanding	3,401	2,946	7,371	8,250	13,550	14,738	19,388	15,426	11,315
Net asset value per share(*)	$7.10	$7.11	$7.11	$7.11	$7.12	$7.16	$7.34	$7.59	$7.66
Class R-4:
Net assets	$7,121	$6,394	$15,292	$20,881	$37,796	$47,207	$55,426	$45,228	$39,649
Shares outstanding	998	895	2,141	2,922	5,279	6,560	7,510	5,931	5,152
Net asset value per share(*)	$7.14	$7.14	$7.14	$7.14	$7.16	$7.20	$7.38	$7.63	$7.70
Class R-5:
Net assets	$2,712	$4,668	$10,341	$12,289	$17,570	$17,830	$23,433	$19,267	$21,528
Shares outstanding	378	651	1,442	1,713	2,443	2,467	3,163	2,516	2,786
Net asset value per share(*)	$7.17	$7.17	$7.17	$7.17	$7.19	$7.23	$7.41	$7.66	$7.73

(*)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations								(dollars in thousands)
for the year ended October 31, 2008
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$1,832	$1,318	$3,195	$4,403	$6,766	$8,462	$12,027	$12,637	$12,125
Interest	15	6	18	14	23	28	41	53	50
	1,847	1,324	3,213	4,417	6,789	8,490	12,068	12,690	12,175

Fees and expenses(*):
Investment advisory services	82	61	147	200	295	357	472	421	366
Distribution services	331	243	592	768	1,156	1,339	1,810	1,655	1,347
Administrative services	189	171	268	303	376	408	474	399	336
Reports to shareholders	6	5	11	15	23	27	36	32	28
Registration statement and prospectus	29	19	47	66	97	122	165	150	136
Postage, stationery and supplies	5	4	10	13	19	23	31	27	23
Directors' compensation	2	1	3	4	6	8	10	9	8
Auditing and legal	4	2	6	8	12	15	19	17	15
Custodian	35	35	35	35	35	35	35	35	35
State and local taxes	2	2	2	2	2	1	2	2	2
Other	2	1	4	5	7	8	12	10	9
Total fees and expenses before reimbursements/waivers	687	544	1,125	1,419	2,028	2,343	3,066	2,757	2,305
Less reimbursements/waivers of fees and expenses:
Investment advisory services	82	61	147	200	295	357	472	421	366
Administrative services	82	94	83	53	20	8	10	8	6
Other	68	58	88	109	142	169	215	197	183
Total fees and expenses after reimbursements/waivers	455	331	807	1,057	1,571	1,809	2,369	2,131	1,750
Net investment income	1,392	993	2,406	3,360	5,218	6,681	9,699	10,559	10,425

Net realized gain and unrealized depreciation on investments:
Net realized gain on sales of investments	131	33	106	-	163	261	124	478	89
Capital gain distributions received	3,131	1,962	4,898	7,067	10,157	12,668	15,989	12,354	10,459
Net realized gain	3,262	1,995	5,004	7,067	10,320	12,929	16,113	12,832	10,548
Net unrealized depreciation on investments	(46,454)	(35,881)	(84,903)	(113,431)	(166,745)	(196,750)	(240,602)	(195,529)	(158,310)
Net realized gain and unrealized depreciation on investments	(43,192)	(33,886)	(79,899)	(106,364)	(156,425)	(183,821)	(224,489)	(182,697)	(147,762)
Net decrease in net assets resulting from operations	$(41,800)	$(32,893)	$(77,493)	$(103,004)	$(151,207)	$(177,140)	$(214,790)	$(172,138)	$(137,337)

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	2050 Fund			2045 Fund			2040 Fund			2035 Fund
	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)

Operations:
Net investment income	$1,392		$118	$993		$56	$2,406		$163	$3,360		$248
Net realized gain	3,262		28	1,995		2	5,004		32	7,067		9
Net unrealized (depreciation) appreciation on investments	(46,454)		2,632	(35,881)		1,414	(84,903)		3,778	(113,431)		5,852
Net (decrease) increase in net assets resulting from operations	(41,800)		2,778	(32,893)		1,472	(77,493)		3,973	(103,004)		6,109

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(335)		-	(174)		-	(441)		-	(670)		-
Class R-1	(1)		-	(2)		-	(6)		-	(7)		-
Class R-2	(151)		-	(63)		-	(177)		-	(256)		-
Class R-3	(118)		-	(114)		-	(247)		-	(375)		-
Class R-4	(41)		-	(22)		-	(93)		-	(108)		-
Class R-5	(21)		-	(19)		-	(46)		-	(62)		-
Total dividends from net investment income	(667)		-	(394)		-	(1,010)		-	(1,478)		-
Distributions from net realized gain:
Short-term net realized gains:
Class A	(12)		-	-		-	(13)		-	-		-
Class R-1	-	(2)	-	-		-	-	(2)	-	-		-
Class R-2	(7)		-	-		-	(6)		-	-		-
Class R-3	(4)		-	-		-	(7)		-	-		-
Class R-4	(1)		-	-		-	(2)		-	-		-
Class R-5	(1)		-	-		-	(1)		-	-		-
Long-term net realized gains:
Class A	(2)		-	(1)		-	(3)		-	(5)		-
Class R-1	-	(2)	-	-	(2)	-	-	(2)	-	-	(2)	-
Class R-2	(1)		-	(1)		-	(2)		-	(2)		-
Class R-3	(1)		-	(1)		-	(2)		-	(3)		-
Class R-4	(1)		-	-	(2)	-	(1)		-	(1)		-
Class R-5	-	(2)	-	-	(2)	-	(1)		-	-	(2)	-
Total distributions from net realized gain	(30)		-	(3)		-	(38)		-	(11)		-
Total dividends and distributions paid to shareholders	(697)		-	(397)		-	(1,048)		-	(1,489)		-

Net capital share transactions	95,168		42,473	88,332		25,264	200,281		62,694	249,757		94,057

Total increase in net assets	52,671		45,251	55,042		26,736	121,740		66,667	145,264		100,166

Net assets:
Beginning of period	45,251		-	26,736		-	66,667		-	100,166		-
End of period	$97,922		$45,251	$81,778		$26,736	$188,407		$66,667	$245,430		$100,166

Undistributed net investment income	$833		$118	$653		$56	$1,575		$163	$2,126		$248

(1) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(2) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets													(dollars in thousands)
	2030 Fund			2025 Fund			2020 Fund			2015 Fund			2010 Fund
	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)	Year ended October 31, 2008		Period ended October 31, 2007 (1)

Operations:
Net investment income	$5,218		$395	$6,681		$536	$9,699		$905	$10,559		$1,150	$10,425		$1,381
Net realized gain	10,320		14	12,929		40	16,113		23	12,832		16	10,548		267
Net unrealized (depreciation) appreciation on investments	(166,745)		8,133	(196,750)		10,038	(240,602)		13,217	(195,529)		10,571	(158,310)		8,676
Net (decrease) increase in net assets resulting from operations	(151,207)		8,542	(177,140)		10,614	(214,790)		14,145	(172,138)		11,737	(137,337)		10,324

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(974)		-	(1,398)		-	(1,904)		-	(2,067)		-	(2,260)		-
Class R-1	(19)		-	(11)		-	(16)		-	(13)		-	(12)		-
Class R-2	(333)		-	(417)		-	(534)		-	(541)		-	(376)		-
Class R-3	(553)		-	(720)		-	(1,024)		-	(949)		-	(942)		-
Class R-4	(247)		-	(246)		-	(396)		-	(381)		-	(431)		-
Class R-5	(77)		-	(89)		-	(95)		-	(96)		-	(161)		-
Total dividends from net investment income	(2,203)		-	(2,881)		-	(3,969)		-	(4,047)		-	(4,182)		-
Distributions from net realized gain:
Short-term net realized gains:
Class A	-		-	(10)		-	-		-	-		-	(144)		-
Class R-1	-		-	-	(2)	-	-		-	-		-	(1)		-
Class R-2	-		-	(4)		-	-		-	-		-	(29)		-
Class R-3	-		-	(5)		-	-		-	-		-	(61)		-
Class R-4	-		-	(2)		-	-		-	-		-	(27)		-
Class R-5	-		-	(1)		-	-		-	-		-	(9)		-
Long-term net realized gains:
Class A	(7)		-	(10)		-	(13)		-	(13)		-	(13)		-
Class R-1	-	(2)	-	-	(2)	-	-	(2)	-	-	(2)	-	-	(2)	-
Class R-2	(3)		-	(3)		-	(4)		-	(4)		-	(2)		-
Class R-3	(4)		-	(6)		-	(7)		-	(6)		-	(6)		-
Class R-4	(2)		-	(1)		-	(3)		-	(2)		-	(2)		-
Class R-5	-	(2)	-	-	(2)	-	(1)		-	(1)		-	(1)		-
Total distributions from net realized gain	(16)		-	(42)		-	(28)		-	(26)		-	(295)		-
Total dividends and distributions paid to shareholders	(2,219)		-	(2,923)		-	(3,997)		-	(4,073)		-	(4,477)		-

Net capital share transactions	379,703		132,428	424,168		172,728	515,590		237,908	441,038		219,423	329,666		201,862

Total increase in net assets	226,277		140,970	244,105		183,342	296,803		252,053	264,827		231,160	187,852		212,186

Net assets:
Beginning of period	140,970		-	183,342		-	252,053		-	231,160		-	212,186		-
End of period	$367,247		$140,970	$427,447		$183,342	$548,856		$252,053	$495,987		$231,160	$400,038		$212,186

Undistributed net investment income	$3,404		$395	$4,389		$536	$6,732		$905	$7,686		$1,150	$7,648		$1,381

(1) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(2) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – American Funds Target Date Retirement Series, Inc. (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund ("2050 Fund"), American Funds 2045 Target Date Retirement Fund ("2045 Fund"), American Funds 2040 Target Date Retirement Fund ("2040 Fund"), American Funds 2035 Target Date Retirement Fund ("2035 Fund"), American Funds 2030 Target Date Retirement Fund ("2030 Fund"), American Funds 2025 Target Date Retirement Fund ("2025 Fund"), American Funds 2020 Target Date Retirement Fund ("2020 Fund"), American Funds 2015 Target Date Retirement Fund ("2015 Fund") and American Funds 2010 Target Date Retirement Fund ("2010 Fund").

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). Class A shares are subject to an initial sales charge of up to 5.75%. The five retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 40.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — The funds are subject to the risk that the allocation strategy will not meet their retirement goals. For investors who are close to, or in, retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving his or her retirement goals.

Stock risk — The funds are subject to the risks relating to the stock investments of the underlying funds. These risks include the possibility that stocks may experience large price swings and potential for loss and that the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.

Bond risk — The funds are subject to the risks relating to the bond investments of the underlying funds. These risks include potential changes in interest rates, effective maturities and credit ratings.

Risk of investments outside the U.S. — The funds are subject to the risks relating to the underlying funds’ investments in the securities of issuers domiciled outside the U.S. These risks include different accounting and legal standards, greater market volatility, differing securities market structures and various administrative difficulties outside the U.S.

3. Taxation and distributions

Federal income taxation - Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2008, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

Each fund commenced operations on February 1, 2007; therefore, the funds’ only tax year, 2007, remains open for examination by U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Dividends from net investment income and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As of October 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$948	$676	$1,662	$2,128	$3,552	$4,604	$6,737	$7,947	$7,652
Undistributed long-term capital gain	3,138	1,961	4,890	7,028	10,127	12,654	15,996	12,514	10,495
Gross unrealized appreciation on investment securities	-	-	-	-	-	-	-	-	-
Gross unrealized depreciation on investment securities	(43,831)	(34,467)	(81,129)	(107,579)	(158,619)	(186,712)	(227,385)	(184,958)	(149,664)
Net unrealized depreciation on investment securities	(43,831)	(34,467)	(81,129)	(107,579)	(158,619)	(186,712)	(227,385)	(184,958)	(149,664)
Cost of investment securities	141,786	116,273	269,565	353,090	525,911	614,027	776,220	680,873	549,585
Reclassification to undistributed net investment income
from undistributed net realized gain	17	10	26	37	53	61	111	51	54
Reclassification to capital paid in on shares of capital stock
from undistributed net investment income	27	12	10	41	59	8	14	27	30

4. Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC.

CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 40.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes for which a plan of distribution has been adopted may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-5, pays CRMC an administrative services fee based on an annual rate of up to 0.05% on average daily net assets. The Class R-5 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.10%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 40.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for some of the retirement plan share classes.

Expenses under the agreements described above for the year ended October 31, 2008, were as follows:

		Administrative services
	Distribution services	CRMC administrative services		Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$63,642	$17,309		$-	$-
Class R-1	5,813	137		1,770	(1,770)
Class R-2	156,993	10,009		108,753	(54,328)
Class R-3	91,007	8,773		35,307	(20,747)
Class R-4	13,659	1,771		4,338	(4,338)
Class R-5	Not applicable	Not applicable		1,137	(1,137)
Total	$331,114	$37,999		$151,305	$(82,320)
2045 Fund
Class A	$45,513	$11,738		$-	$-
Class R-1	4,936	63		1,496	(1,496)
Class R-2	103,266	6,717		101,232	(65,433)
Class R-3	77,216	7,722		34,505	(22,150)
Class R-4	11,837	2,309		4,160	(4,160)
Class R-5	Not applicable	Not applicable		1,012	(1,012)
Total	$242,768	$28,549		$142,405	$(94,251)
2040 Fund
Class A	$101,585	$27,058		$-	$-
Class R-1	12,223	161		2,401	(2,401)
Class R-2	248,628	15,939		144,204	(58,013)
Class R-3	199,564	19,656		47,552	(15,622)
Class R-4	30,422	3,951		5,268	(5,268)
Class R-5	Not applicable	Not applicable		1,491	(1,491)
Total	$592,422	$66,765		$200,916	$(82,795)
2035 Fund
Class A	$134,276	$39,838		$-	$-
Class R-1	10,908	162		2,157	(2,157)
Class R-2	340,718	22,022		150,250	(32,135)
Class R-3	242,070	23,730		51,304	(12,573)
Class R-4	40,463	6,958		4,991	(4,991)
Class R-5	Not applicable	Not applicable		1,306	(1,306)
Total	$768,435	$92,710		$210,008	$(53,162)
2030 Fund
Class A	$208,850	$56,155		$-	$-
Class R-1	29,543	11		3,075	(3,075)
Class R-2	461,460	29,834		168,078	(8,105)
Class R-3	376,463	36,488		61,228	(994)
Class R-4	79,233	13,632		5,829	(5,829)
Class R-5	Not applicable	Not applicable		1,667	(1,667)
Total	$1,155,549	$136,120		$239,877	$(19,670)
2025 Fund
Class A	$273,107	$74,543		$-	$-
Class R-1	18,023	11		2,118	(2,118)
Class R-2	527,453	33,821		170,646	557
Class R-3	427,527	40,987		62,188	163
Class R-4	92,471	16,644		5,358	(5,358)
Class R-5	Not applicable	Not applicable		1,357	(1,357)
Total	$1,338,581	$166,006		$241,667	$(8,113)
2020 Fund
Class A	$411,320	$99,832		$-	$-
Class R-1	24,182	39		2,693	(2,693)
Class R-2	651,685	41,895		173,296	-
Class R-3	607,267	56,935		73,092	-
Class R-4	115,318	19,420		5,805	(5,805)
Class R-5	Not applicable	Not applicable		1,451	(1,451)
Total	$1,809,772	$218,121		$256,337	$(9,949)
2015 Fund
Class A	$541,031	$99,752		$-	$-
Class R-1	15,819	17		1,763	(1,763)
Class R-2	507,208	32,424		135,629	-
Class R-3	491,760	46,892		59,412	-
Class R-4	99,585	16,973		4,702	(4,702)
Class R-5	Not applicable	Not applicable		1,091	(1,091)
Total	$1,655,403	$196,058		$202,597	$(7,556)
2010 Fund
Class A	$467,521	$90,486		$-	$-
Class R-1	11,972	-	*	1,248	(1,248)
Class R-2	365,642	23,380		105,166	155
Class R-3	409,367	39,313		54,584	144
Class R-4	92,990	16,032		4,387	(4,387)
Class R-5	Not applicable	Not applicable		1,136	(1,136)
Total	$1,347,492	$169,211		$166,521	$(6,472)

(*)Amount less than one dollar.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation on the accompanying financial statements, includes current fees (either paid in cash or deferred) and the net decrease in the value of the deferred amounts as follows:

	Current fees	Decrease in value of deferred amounts

2050 Fund	$1,808	$(47)
2045 Fund	1,320	(23)
2040 Fund	3,128	(66)
2035 Fund	4,339	(96)
2030 Fund	6,316	(145)
2025 Fund	7,824	(183)
2020 Fund	10,232	(274)
2015 Fund	9,197	(255)
2010 Fund	7,926	(263)

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

5.   Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2008, were as follows (dollars and shares in thousands):
	2050 Fund			2045 Fund			2040 Fund
	Amount	Shares		Amount	Shares		Amount	Shares
Share class
Class A
Sales(1)	$42,368	4,368		$32,936	3,395		$70,650	7,280
Reinvestments of dividends and distributions	344	32		173	16		455	42
Repurchases(1)	(9,174)	(972)		(4,305)	(451)		(7,671)	(827)
Total Class A transactions	33,538	3,428		28,804	2,960		63,434	6,495
Class R-1
Sales(1)	1,155	122		581	60		1,862	198
Reinvestments of dividends and distributions	1	-	(2)	2	-	(2)	6	1
Repurchases(1)	(57)	(6)		(49)	(5)		(251)	(29)
Total Class R-1 transactions	1,099	116		534	55		1,617	170
Class R-2
Sales(1)	29,898	3,124		26,532	2,813		56,464	5,906
Reinvestments of dividends and distributions	159	15		63	6		185	17
Repurchases(1)	(6,409)	(677)		(3,343)	(363)		(7,338)	(792)
Total Class R-2 transactions	23,648	2,462		23,252	2,456		49,311	5,131
Class R-3
Sales(1)	33,803	3,522		28,076	2,941		73,834	7,695
Reinvestments of dividends and distributions	123	11		114	10		256	24
Repurchases(1)	(7,179)	(780)		(5,646)	(610)		(16,794)	(1,796)
Total Class R-3 transactions	26,747	2,753		22,544	2,341		57,296	5,923
Class R-4
Sales(1)	9,745	1,039		8,972	916		20,113	2,063
Reinvestments of dividends and distributions	42	4		22	2		96	9
Repurchases(1)	(2,293)	(272)		(1,038)	(111)		(3,010)	(328)
Total Class R-4 transactions	7,494	771		7,956	807		17,199	1,744
Class R-5
Sales(1)	3,332	348		6,147	624		13,039	1,357
Reinvestments of dividends and distributions	22	2		19	2		48	5
Repurchases(1)	(712)	(78)		(924)	(101)		(1,663)	(192)
Total Class R-5 transactions	2,642	272		5,242	525		11,424	1,170

Total net increase	$95,168	9,802		$88,332	9,144		$200,281	20,633

Please see page 35 for footnotes.

	2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$102,337	10,537	$140,990	14,499	$171,632	17,580	$219,567	22,326	$232,603	23,886	$194,676	19,926
Reinvestments of dividends and distributions	668	62	975	90	1,412	131	1,898	177	2,070	195	2,377	226
Repurchases(1)	(12,576)	(1,314)	(16,575)	(1,788)	(23,782)	(2,602)	(34,152)	(3,683)	(44,599)	(4,834)	(50,499)	(5,452)
Total Class A transactions	90,429	9,285	125,390	12,801	149,262	15,109	187,313	18,820	190,074	19,247	146,554	14,700
Class R-1
Sales(1)	1,996	199	3,537	373	2,408	252	4,003	422	2,805	301	1,179	117
Reinvestments of dividends and distributions	7	1	19	2	11	1	16	1	13	1	13	1
Repurchases(1)	(391)	(40)	(643)	(72)	(513)	(54)	(1,115)	(122)	(633)	(69)	(601)	(62)
Total Class R-1 transactions	1,612	160	2,913	303	1,906	199	2,904	301	2,185	233	591	56
Class R-2
Sales(1)	72,272	7,534	103,119	10,795	117,373	12,309	131,166	13,631	104,115	10,680	83,482	8,611
Reinvestments of dividends and distributions	258	24	336	31	424	40	538	50	545	51	407	39
Repurchases(1)	(9,896)	(1,055)	(14,034)	(1,536)	(19,548)	(2,132)	(23,915)	(2,643)	(23,871)	(2,542)	(29,839)	(3,144)
Total Class R-2 transactions	62,634	6,503	89,421	9,290	98,249	10,217	107,789	11,038	80,789	8,189	54,050	5,506
Class R-3
Sales(1)	73,002	7,606	127,754	13,303	128,545	13,506	182,582	18,798	149,055	15,276	126,268	12,794
Reinvestments of dividends and distributions	378	35	557	52	731	68	1,031	97	955	90	1,009	96
Repurchases(1)	(15,179)	(1,621)	(26,682)	(2,825)	(26,249)	(2,881)	(45,664)	(4,876)	(43,881)	(4,647)	(53,211)	(5,573)
Total Class R-3 transactions	58,201	6,020	101,629	10,530	103,027	10,693	137,949	14,019	106,129	10,719	74,066	7,317
Class R-4
Sales(1)	28,441	2,903	52,406	5,324	60,393	6,204	64,281	6,563	54,895	5,573	58,395	5,890
Reinvestments of dividends and distributions	109	10	248	23	249	23	398	37	383	36	460	44
Repurchases(1)	(5,164)	(545)	(11,275)	(1,180)	(9,071)	(999)	(11,084)	(1,166)	(14,238)	(1,551)	(24,048)	(2,527)
Total Class R-4 transactions	23,386	2,368	41,379	4,167	51,571	5,228	53,595	5,434	41,040	4,058	34,807	3,407
Class R-5
Sales(1)	15,329	1,556	22,266	2,333	26,708	2,667	31,425	3,230	25,319	2,527	24,116	2,462
Reinvestments of dividends and distributions	62	6	77	7	90	8	96	9	96	9	171	16
Repurchases(1)	(1,896)	(216)	(3,372)	(358)	(6,645)	(677)	(5,481)	(586)	(4,594)	(489)	(4,689)	(514)
Total Class R-5 transactions	13,495	1,346	18,971	1,982	20,153	1,998	26,040	2,653	20,821	2,047	19,598	1,964

Total net increase	$249,757	25,682	$379,703	39,073	$424,168	43,444	$515,590	52,265	$441,038	44,493	$329,666	32,950

Please see page 35 for footnotes.

Capital share transactions in the funds for the period ended October 31, 2007(3), were as follows (dollars and shares in thousands):

	2050 Fund			2045 Fund				2040 Fund
	Amount	Shares		Amount		Shares		Amount	Shares
Share class
Class A
Sales(1)	$22,472	2,112		$11,673		1,090		$28,125	2,643
Repurchases(1)	(1,827)	(169)		(375)		(36)		(926)	(85)
Total Class A transactions	20,645	1,943		11,298		1,054		27,199	2,558
Class R-1
Sales(1)	164	15		258		24		591	55
Repurchases(1)	(1)	-	(2)	-	(2)	-	(2)	(42)	(4)
Total Class R-1 transactions	163	15		258		24		549	51
Class R-2
Sales(1)	11,743	1,092		5,110		477		12,856	1,196
Repurchases(1)	(677)	(63)		(330)		(30)		(829)	(77)
Total Class R-2 transactions	11,066	1,029		4,780		447		12,027	1,119
Class R-3
Sales(1)	7,191	670		6,840		627		16,996	1,567
Repurchases(1)	(235)	(22)		(238)		(22)		(1,292)	(119)
Total Class R-3 transactions	6,956	648		6,602		605		15,704	1,448
Class R-4
Sales(1)	2,522	229		961		89		4,783	445
Repurchases(1)	(25)	(2)		(16)		(1)		(519)	(48)
Total Class R-4 transactions	2,497	227		945		88		4,264	397
Class R-5
Sales(1)	1,195	111		1,569		143		3,390	313
Repurchases(1)	(49)	(5)		(188)		(17)		(439)	(41)
Total Class R-5 transactions	1,146	106		1,381		126		2,951	272

Total net increase	$42,473	3,968		$25,264		2,344		$62,694	5,845

(1)Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)For the period February 1, 2007, commencement of operations, through October 31, 2007.

	2035 Fund		2030 Fund		2025 Fund				2020 Fund				2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$42,260	3,974	$59,511	5,620	$84,175		7,947		$117,552		11,118		$120,213	11,418	$117,285	11,163
Repurchases(1)	(1,039)	(94)	(2,236)	(210)	(3,576)		(345)		(4,905)		(456)		(6,318)	(590)	(7,575)	(716)
Total Class A transactions	41,221	3,880	57,275	5,410	80,599		7,602		112,647		10,662		113,895	10,828	109,710	10,447
Class R-1
Sales(1)	401	37	1,876	176	1,054		99		1,388		131		1,051	100	1,492	145
Repurchases(1)	(16)	(1)	(23)	(2)	-	(2)	-	(2)	-	(2)	-	(2)	(24)	(2)	(570)	(55)
Total Class R-1 transactions	385	36	1,853	174	1,054		99		1,388		131		1,027	98	922	90
Class R-2
Sales(1)	20,024	1,870	25,623	2,392	28,925		2,703		42,557		3,979		30,537	2,879	27,581	2,621
Repurchases(1)	(1,700)	(155)	(1,940)	(178)	(1,153)		(107)		(4,222)		(389)		(1,306)	(123)	(5,961)	(563)
Total Class R-2 transactions	18,324	1,715	23,683	2,214	27,772		2,596		38,335		3,590		29,231	2,756	21,620	2,058
Class R-3
Sales(1)	25,654	2,365	35,113	3,245	46,516		4,291		60,934		5,660		53,178	4,979	48,256	4,525
Repurchases(1)	(1,476)	(135)	(2,452)	(225)	(2,668)		(246)		(3,178)		(291)		(2,938)	(272)	(5,597)	(527)
Total Class R-3 transactions	24,178	2,230	32,661	3,020	43,848		4,045		57,756		5,369		50,240	4,707	42,659	3,998
Class R-4
Sales(1)	6,247	580	12,699	1,180	15,926		1,474		25,145		2,340		20,993	1,961	25,522	2,416
Repurchases(1)	(294)	(26)	(728)	(68)	(1,582)		(142)		(2,828)		(264)		(936)	(88)	(6,999)	(671)
Total Class R-4 transactions	5,953	554	11,971	1,112	14,344		1,332		22,317		2,076		20,057	1,873	18,523	1,745
Class R-5
Sales(1)	4,731	436	5,724	529	5,549		509		5,957		555		5,425	511	8,921	869
Repurchases(1)	(735)	(69)	(739)	(68)	(438)		(40)		(492)		(45)		(452)	(42)	(493)	(47)
Total Class R-5 transactions	3,996	367	4,985	461	5,111		469		5,465		510		4,973	469	8,428	822

Total net increase	$94,057	8,782	$132,428	12,391	$172,728		16,143		$237,908		22,338		$219,423	20,731	$201,862	19,160

(1)Includes exchanges between share classes of the fund.
(2)Amount less than one thousand.
(3)For the period February 1, 2007, commencement of operations, through October 31, 2007.

6.   Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2008, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$102,874	$3,860
2045 Fund	92,154	1,241
2040 Fund	210,021	3,466
2035 Fund	258,719	-
2030 Fund	398,336	5,467
2025 Fund	445,046	4,609
2020 Fund	540,385	3,159
2015 Fund	473,059	13,261
2010 Fund	388,093	41,892

Financial highlights (1)

		(Loss) income from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements /waivers (5)		Ratio of expenses to average net assets after reimbursements /waivers (4)(5)		Net effective expense ratio (6)		Ratio of net income to average net asets(4)

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.20	$(4.33)	$(4.13)	$(.14)	$(.01)		$(.15)	$7.14	(36.61)%	$38,350	.44%		.25%		.67%		2.07%
10/31/07 (7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	22,188	.79	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)		(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	174	1.95	(8)	1.07	(8)	1.49	(8)	.42	(8)
Class R-2:
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	11,695	1.56	(8)	1.08	(8)	1.50	(8)	.39	(8)
Class R-3:
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)		(.14)	7.10	(36.90)	24,154	.94		.65		1.07		1.51
10/31/07 (7)	10.00	.06	1.34	1.40	-	-		-	11.40	14.00	7,383	1.17	(8)	.65	(8)	1.07	(8)	.79	(8)
Class R-4:
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)		(.16)	7.14	(36.64)	7,121	.56		.30		.72		1.87
10/31/07 (7)	10.00	.08	1.35	1.43	-	-		-	11.43	14.30	2,597	.88	(8)	.32	(8)	.74	(8)	.94	(8)
Class R-5:
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)		(.17)	7.17	(36.43)	2,712	.26		.02		.44		2.27
10/31/07 (7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,214	.41	(8)	.02	(8)	.44	(8)	1.28	(8)

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.19	$(4.32)	$(4.13)	$(.14)	$-	(9)	$(.14)	$7.15	(36.60)%	$28,693	.46%		.26%		.68%		1.94%
10/31/07 (7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	12,036	1.07	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	-	(9)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	276	2.04	(8)	1.07	(8)	1.49	(8)	.32	(8)
Class R-2:
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(9)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	5,083	2.15	(8)	1.08	(8)	1.50	(8)	.37	(8)
Class R-3:
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(9)	(.13)	7.11	(36.87)	20,938	.99		.65		1.07		1.57
10/31/07 (7)	10.00	.03	1.37	1.40	-	-		-	11.40	14.00	6,894	1.37	(8)	.65	(8)	1.07	(8)	.36	(8)
Class R-4:
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	-	(9)	(.14)	7.14	(36.72)	6,394	.59		.32		.74		1.71
10/31/07 (7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	1,003	1.32	(8)	.32	(8)	.74	(8)	1.18	(8)
Class R-5:
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(9)	(.15)	7.17	(36.51)	4,668	.24		.02		.44		2.12
10/31/07 (7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,444	.49	(8)	.02	(8)	.44	(8)	1.18	(8)

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.19	$(4.32)	$(4.13)	$(.14)	$(.01)		$(.15)	$7.14	(36.65)%	$64,679	.42%		.26%		.68%		1.99%
10/31/07 (7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	29,211	.72	(8)	.35	(8)	.77	(8)	1.16	(8)
Class R-1:
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)		(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	583	1.59	(8)	1.07	(8)	1.49	(8)	.33	(8)
Class R-2:
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	12,716	1.59	(8)	1.08	(8)	1.50	(8)	.36	(8)
Class R-3:
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)		(.14)	7.11	(36.85)	52,383	.85		.65		1.07		1.48
10/31/07 (7)	10.00	.04	1.36	1.40	-	-		-	11.40	14.00	16,501	1.03	(8)	.65	(8)	1.07	(8)	.54	(8)
Class R-4:
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)		(.15)	7.14	(36.69)	15,292	.51		.30		.72		1.91
10/31/07 (7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	4,537	.72	(8)	.32	(8)	.74	(8)	1.19	(8)
Class R-5:
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)		(.16)	7.17	(36.47)	10,341	.19		.02		.44		2.13
10/31/07 (7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	3,119	.34	(8)	.02	(8)	.44	(8)	1.31	(8)

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/08	$11.42	$.19	$(4.32)	$(4.13)	$(.14)	$-	(9)	$(.14)	$7.15	(36.58)%	$94,123	.40%		.24%		.66%		2.01%
10/31/07 (7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	44,324	.65	(8)	.35	(8)	.77	(8)	1.15	(8)
Class R-1:
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	-	(9)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	408	1.62	(8)	1.07	(8)	1.49	(8)	.41	(8)
Class R-2:
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(9)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07 (7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	19,489	1.43	(8)	1.08	(8)	1.50	(8)	.40	(8)
Class R-3:
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(9)	(.13)	7.11	(36.86)	58,657	.83		.65		1.07		1.57
10/31/07 (7)	10.00	.05	1.35	1.40	-	-		-	11.40	14.00	25,417	.93	(8)	.65	(8)	1.07	(8)	.64	(8)
Class R-4:
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	-	(9)	(.14)	7.14	(36.70)	20,881	.50		.31		.73		1.85
10/31/07 (7)	10.00	.09	1.34	1.43	-	-		-	11.43	14.30	6,325	.65	(8)	.32	(8)	.74	(8)	1.17	(8)
Class R-5:
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(9)	(.15)	7.17	(36.49)	12,289	.18		.02		.44		2.16
10/31/07 (7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	4,203	.27	(8)	.02	(8)	.44	(8)	1.30	(8)

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/08	$11.39	$.20	$(4.29)	$(4.09)	$(.14)	$-	(9)	$(.14)	$7.16	(36.30)%	$130,458	.41%		.26%		.67%		2.10%
10/31/07 (7)	10.00	.10	1.29	1.39	-	-		-	11.39	13.90	61,637	.61	(8)	.35	(8)	.77	(8)	1.22	(8)
Class R-1:
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	-	(9)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07 (7)	10.00	.03	1.30	1.33	-	-		-	11.33	13.30	1,973	1.38	(8)	1.07	(8)	1.49	(8)	.39	(8)
Class R-2:
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	-	(9)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07 (7)	10.00	.04	1.29	1.33	-	-		-	11.33	13.30	25,085	1.35	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	-	(9)	(.14)	7.12	(36.58)	96,539	.80		.65		1.06		1.63
10/31/07 (7)	10.00	.06	1.31	1.37	-	-		-	11.37	13.70	34,337	.90	(8)	.65	(8)	1.07	(8)	.73	(8)
Class R-4:
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	-	(9)	(.15)	7.16	(36.34)	37,796	.48		.31		.72		2.00
10/31/07 (7)	10.00	.10	1.30	1.40	-	-		-	11.40	14.00	12,677	.61	(8)	.32	(8)	.74	(8)	1.24	(8)
Class R-5:
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	-	(9)	(.16)	7.19	(36.13)	17,570	.18		.02		.43		2.20
10/31/07 (7)	10.00	.11	1.31	1.42	-	-		-	11.42	14.20	5,261	.25	(8)	.02	(8)	.44	(8)	1.42	(8)

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/08	$11.37	$.21	$(4.24)	$(4.03)	$(.14)	$-	(9)	$(.14)	$7.20	(35.82)%	$163,525	.40%		.25%		.66%		2.19%
10/31/07 (7)	10.00	.10	1.27	1.37	-	-		-	11.37	13.70	86,450	.60	(8)	.35	(8)	.77	(8)	1.26	(8)
Class R-1:
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	-	(9)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07 (7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	1,118	1.40	(8)	1.07	(8)	1.49	(8)	.49	(8)
Class R-2:
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	-	(9)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07 (7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	29,364	1.33	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	-	(9)	(.14)	7.16	(36.10)	105,548	.79		.64		1.05		1.75
10/31/07 (7)	10.00	.06	1.29	1.35	-	-		-	11.35	13.50	45,907	.88	(8)	.65	(8)	1.07	(8)	.74	(8)
Class R-4:
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	-	(9)	(.15)	7.20	(35.87)	47,207	.48		.32		.73		1.95
10/31/07 (7)	10.00	.10	1.28	1.38	-	-		-	11.38	13.80	15,153	.57	(8)	.32	(8)	.74	(8)	1.30	(8)
Class R-5:
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	-	(9)	(.16)	7.23	(35.64)	17,830	.17		.02		.43		2.29
10/31/07 (7)	10.00	.12	1.28	1.40	-	-		-	11.40	14.00	5,350	.24	(8)	.02	(8)	.44	(8)	1.46	(8)

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/08	$11.30	$.23	$(4.01)	$(3.78)	$(.14)	$-	(9)	$(.14)	$7.38	(33.81)%	$217,608	.42%		.28%		.68%		2.33%
10/31/07 (7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	120,456	.60	(8)	.37	(8)	.78	(8)	1.47	(8)
Class R-1:
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	-	(9)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07 (7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	1,475	1.40	(8)	1.07	(8)	1.48	(8)	.69	(8)
Class R-2:
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	-	(9)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07 (7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	40,343	1.29	(8)	1.08	(8)	1.49	(8)	.70	(8)
Class R-3:
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	-	(9)	(.14)	7.34	(34.07)	142,374	.77		.63		1.03		1.91
10/31/07 (7)	10.00	.08	1.20	1.28	-	-		-	11.28	12.80	60,541	.86	(8)	.65	(8)	1.06	(8)	.99	(8)
Class R-4:
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	-	(9)	(.15)	7.38	(33.77)	55,426	.47		.31		.71		2.22
10/31/07 (7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	23,465	.55	(8)	.32	(8)	.73	(8)	1.56	(8)
Class R-5:
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	-	(9)	(.16)	7.41	(33.61)	23,433	.16		.02		.42		2.40
10/31/07 (7)	10.00	.14	1.19	1.33	-	-		-	11.33	13.30	5,773	.23	(8)	.02	(8)	.43	(8)	1.79	(8)

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/08	$11.16	$.26	$(3.64)	$(3.38)	$(.16)	$-	(9)	$(.16)	$7.62	(30.69)%	$229,310	.49%		.34%		.74%		2.71%
10/31/07 (7)	10.00	.15	1.01	1.16	-	-		-	11.16	11.60	120,871	.61	(8)	.37	(8)	.78	(8)	1.90	(8)
Class R-1:
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	-	(9)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07 (7)	10.00	.09	1.02	1.11	-	-		-	11.11	11.10	1,085	1.39	(8)	1.07	(8)	1.48	(8)	1.16	(8)
Class R-2:
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	-	(9)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07 (7)	10.00	.09	1.01	1.10	-	-		-	11.10	11.00	30,602	1.30	(8)	1.08	(8)	1.49	(8)	1.15	(8)
Class R-3:
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	-	(9)	(.16)	7.59	(30.87)	117,078	.77		.63		1.03		2.37
10/31/07 (7)	10.00	.12	1.02	1.14	-	-		-	11.14	11.40	52,436	.86	(8)	.65	(8)	1.06	(8)	1.48	(8)
Class R-4:
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	-	(9)	(.16)	7.63	(30.63)	45,228	.47		.31		.71		2.68
10/31/07 (7)	10.00	.16	1.01	1.17	-	-		-	11.17	11.70	20,916	.54	(8)	.32	(8)	.73	(8)	1.96	(8)
Class R-5:
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	-	(9)	(.18)	7.66	(30.41)	19,267	.17		.02		.42		2.91
10/31/07 (7)	10.00	.17	1.02	1.19	-	-		-	11.19	11.90	5,250	.23	(8)	.02	(8)	.43	(8)	2.16	(8)

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/08	$11.08	$.29	$(3.50)	$(3.21)	$(.17)	$(.01)		$(.18)	$7.69	(29.38)%	$193,480	.48%		.33%		.72%		3.04%
10/31/07 (7)	10.00	.18	.90	1.08	-	-		-	11.08	10.80	115,796	.60	(8)	.37	(8)	.77	(8)	2.31	(8)
Class R-1:
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)		(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07 (7)	10.00	.13	.90	1.03	-	-		-	11.03	10.30	986	1.35	(8)	1.07	(8)	1.47	(8)	1.64	(8)
Class R-2:
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)		(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07 (7)	10.00	.12	.91	1.03	-	-		-	11.03	10.30	22,695	1.34	(8)	1.08	(8)	1.48	(8)	1.58	(8)
Class R-3:
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)		(.18)	7.66	(29.55)	86,635	.78		.63		1.02		2.68
10/31/07 (7)	10.00	.15	.91	1.06	-	-		-	11.06	10.60	44,224	.87	(8)	.65	(8)	1.05	(8)	1.88	(8)
Class R-4:
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)		(.19)	7.70	(29.32)	39,649	.48		.31		.70		2.97
10/31/07 (7)	10.00	.19	.90	1.09	-	-		-	11.09	10.90	19,354	.57	(8)	.32	(8)	.72	(8)	2.35	(8)
Class R-5:
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)		(.20)	7.73	(29.10)	21,528	.17		.02		.41		3.26
10/31/07 (7)	10.00	.20	.91	1.11	-	-		-	11.11	11.10	9,131	.29	(8)	.02	(8)	.42	(8)	2.57	(8)

	Period ended October 31
Portfolio turnover rate for all classes of shares	2008		2007 (7)
2050 Fund	5%		1%
2045 Fund	2		-	(10)
2040 Fund	2		1
2035 Fund	-	(10)	-	(10)
2030 Fund	2		-	(10)
2025 Fund	1		1
2020 Fund	1		-	(10)
2015 Fund	3		-	(10)
2010 Fund	12		8

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5) This column does not include expenses of the underlying funds in which each fund invests.
(6) This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 42 to 45 for further information regarding fees and expenses.

(7) For the period February 1, 2007, commencement of operations, through October 31, 2007.
(8) Annualized.
(9) Amount less than $.01.
(10) Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series, Inc. comprising the American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”) as of October 31, 2008, and the statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of October 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2008

Expense example
unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008, through October 31, 2008).

Actual expenses:

The first line of each share class in the table on pages 43 to 45 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on pages 43 to 45 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2008	Ending account value 10/31/2008	Expenses paid during period	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$693.20	$1.02	.24%	$2.85	.67%
Class A -- assumed 5% return	1,000.00	1,023.93	1.22	.24	3.40	.67
Class R-1 -- actual return	1,000.00	690.73	4.38	1.03	6.20	1.46
Class R-1 -- assumed 5% return	1,000.00	1,019.96	5.23	1.03	7.41	1.46
Class R-2 -- actual return	1,000.00	690.13	4.59	1.08	6.37	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.48	1.08	7.61	1.50
Class R-3 -- actual return	1,000.00	691.33	2.76	.65	4.55	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.87	3.30	.65	5.43	1.07
Class R-4 -- actual return	1,000.00	693.20	1.23	.29	3.06	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.68	1.48	.29	3.66	.72
Class R-5 -- actual return	1,000.00	694.09	.09	.02	1.87	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.24	.44
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$692.83	$1.15	.27%	$2.89	.68%
Class A -- assumed 5% return	1,000.00	1,023.78	1.37	.27	3.46	.68
Class R-1 -- actual return	1,000.00	690.06	4.29	1.01	6.16	1.45
Class R-1 -- assumed 5% return	1,000.00	1, 020.06	5.13	1.01	7.35	1.45
Class R-2 -- actual return	1,000.00	689.76	4.59	1.08	6.37	1.50
Class R-2 -- assumed 5% return	1,000.00	1, 019.71	5.48	1.08	7.61	1.50
Class R-3 -- actual return	1,000.00	691.63	2.76	.65	4.55	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.87	3.30	.65	5.43	1.07
Class R-4 -- actual return	1,000.00	692.53	1.36	.32	3.15	.74
Class R-4 -- assumed 5% return	1,000.00	1,023.53	1.63	.32	3.76	.74
Class R-5 -- actual return	1,000.00	693.43	.09	.02	1.87	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.24	.44
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$692.53	$1.06	.25%	$2.89	.68%
Class A -- assumed 5% return	1,000.00	1,023.88	1.27	.25	3.46	.68
Class R-1 -- actual return	1,000.00	690.43	4.29	1.01	6.16	1.45
Class R-1 -- assumed 5% return	1,000.00	1,020.06	5.13	1.01	7.35	1.45
Class R-2 -- actual return	1,000.00	689.45	4.59	1.08	6.37	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.48	1.08	7.61	1.50
Class R-3 -- actual return	1,000.00	692.31	2.77	.65	4.55	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.87	3.30	.65	5.43	1.07
Class R-4 -- actual return	1,000.00	692.53	1.23	.29	3.06	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.68	1.48	.29	3.66	.72
Class R-5 -- actual return	1,000.00	693.43	.09	.02	1.87	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.24	.44
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$693.50	$1.02	.24%	$2.81	.66%
Class A -- assumed 5% return	1,000.00	1,023.93	1.22	.24	3.35	.66
Class R-1 -- actual return	1,000.00	690.43	4.33	1.02	6.16	1.45
Class R-1 -- assumed 5% return	1,000.00	1,020.01	5.18	1.02	7.35	1.45
Class R-2 -- actual return	1,000.00	690.43	4.59	1.08	6.37	1.50
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.48	1.08	7.61	1.50
Class R-3 -- actual return	1,000.00	691.63	2.76	.65	4.55	1.07
Class R-3 -- assumed 5% return	1,000.00	1,021.87	3.30	.65	5.43	1.07
Class R-4 -- actual return	1,000.00	692.53	1.32	.31	3.11	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.58	1.58	.31	3.71	.73
Class R-5 -- actual return	1,000.00	693.43	.09	.02	1.87	.44
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.24	.44
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$695.82	$1.02	.24%	$2.86	.67%
Class A -- assumed 5% return	1,000.00	1,023.93	1.22	.24	3.40	.67
Class R-1 -- actual return	1,000.00	694.04	4.22	.99	6.09	1.43
Class R-1 -- assumed 5% return	1,000.00	1,020.16	5.03	.99	7.25	1.43
Class R-2 -- actual return	1,000.00	692.76	4.60	1.08	6.34	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.71	5.48	1.08	7.56	1.49
Class R-3 -- actual return	1,000.00	694.63	2.77	.65	4.52	1.06
Class R-3 -- assumed 5% return	1,000.00	1,021.87	3.30	.65	5.38	1.06
Class R-4 -- actual return	1,000.00	695.82	1.32	.31	3.07	.72
Class R-4 -- assumed 5% return	1,000.00	1,023.58	1.58	.31	3.66	.72
Class R-5 -- actual return	1,000.00	696.70	.09	.02	1.83	.43
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.19	.43
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$700.39	$1.11	.26%	$2.82	.66%
Class A -- assumed 5% return	1,000.00	1,023.83	1.32	.26	3.35	.66
Class R-1 -- actual return	1,000.00	698.33	4.23	.99	6.10	1.43
Class R-1 -- assumed 5% return	1,000.00	1,020.16	5.03	.99	7.25	1.43
Class R-2 -- actual return	1,000.00	698.04	4.48	1.05	6.27	1.47
Class R-2 -- assumed 5% return	1,000.00	1,019.86	5.33	1.05	7.46	1.47
Class R-3 -- actual return	1,000.00	699.22	2.73	.64	4.48	1.05
Class R-3 -- assumed 5% return	1,000.00	1,021.92	3.25	.64	5.33	1.05
Class R-4 -- actual return	1,000.00	701.07	1.33	.31	3.12	.73
Class R-4 -- assumed 5% return	1,000.00	1,023.58	1.58	.31	3.71	.73
Class R-5 -- actual return	1,000.00	701.94	.09	.02	1.84	.43
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.19	.43
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$717.20	$1.08	.25%	$2.94	.68%
Class A -- assumed 5% return	1,000.00	1,023.88	1.27	.25	3.46	.68
Class R-1 -- actual return	1,000.00	714.57	4.27	.99	6.12	1.42
Class R-1 -- assumed 5% return	1,000.00	1,020.16	5.03	.99	7.20	1.42
Class R-2 -- actual return	1,000.00	714.28	4.22	.98	6.12	1.42
Class R-2 -- assumed 5% return	1,000.00	1,020.21	4.98	.98	7.20	1.42
Class R-3 -- actual return	1,000.00	716.10	2.63	.61	4.44	1.03
Class R-3 -- assumed 5% return	1,000.00	1,022.07	3.10	.61	5.23	1.03
Class R-4 -- actual return	1,000.00	717.20	1.34	.31	3.06	.71
Class R-4 -- assumed 5% return	1,000.00	1,023.58	1.58	.31	3.61	.71
Class R-5 -- actual return	1,000.00	718.72	.09	.02	1.81	.42
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.14	.42
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$740.53	$1.58	.36%	$3.24	.74%
Class A -- assumed 5% return	1,000.00	1,023.33	1.83	.36	3.76	.74
Class R-1 -- actual return	1,000.00	738.28	4.33	.99	6.20	1.42
Class R-1 -- assumed 5% return	1,000.00	1,020.16	5.03	.99	7.20	1.42
Class R-2 -- actual return	1,000.00	738.74	4.28	.98	6.21	1.42
Class R-2 -- assumed 5% return	1,000.00	1,020.21	4.98	.98	7.20	1.42
Class R-3 -- actual return	1,000.00	739.77	2.67	.61	4.50	1.03
Class R-3 -- assumed 5% return	1,000.00	1,022.07	3.10	.61	5.23	1.03
Class R-4 -- actual return	1,000.00	741.50	1.36	.31	3.11	.71
Class R-4 -- assumed 5% return	1,000.00	1,023.58	1.58	.31	3.61	.71
Class R-5 -- actual return	1,000.00	742.25	.09	.02	1.84	.42
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.14	.42

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$752.44	$1.32	.30%	$3.17	.72%
Class A -- assumed 5% return	1,000.00	1,023.63	1.53	.30	3.66	.72
Class R-1 -- actual return	1,000.00	750.49	4.31	.98	6.20	1.41
Class R-1 -- assumed 5% return	1,000.00	1,020.21	4.98	.98	7.15	1.41
Class R-2 -- actual return	1,000.00	750.00	4.44	1.01	6.25	1.42
Class R-2 -- assumed 5% return	1,000.00	1,020.06	5.13	1.01	7.20	1.42
Class R-3 -- actual return	1,000.00	751.71	2.73	.62	4.49	1.02
Class R-3 -- assumed 5% return	1,000.00	1,022.02	3.15	.62	5.18	1.02
Class R-4 -- actual return	1,000.00	753.42	1.37	.31	3.09	.70
Class R-4 -- assumed 5% return	1,000.00	1,023.58	1.58	.31	3.56	.70
Class R-5 -- actual return	1,000.00	754.15	.09	.02	1.81	.41
Class R-5 -- assumed 5% return	1,000.00	1,025.04	.10	.02	2.08	.41

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the series[1]	Principal occupation(s) during past five years

Lee A. Ault III, 72	2007	Private investor and corporate director; former
Chairman of the Board		Chairman of the Board, In-Q-Tel, Inc. (technology
(Independent and		venture company funded principally by the Central
Non-Executive)		Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)

Joe E. Davis, 74	2007	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)

Martin Fenton, 73	2007	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 62	2007	President and CEO, Fuller Consulting (financial management consulting firm)

W. Scott Hedrick, 63	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Lecturer, Stanford Graduate School of Business

Merit E. Janow, 50	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body

Mary Myers Kauppila, 54	2007	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.

Kirk P. Pendleton, 69	2007	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

“Independent” directors

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	director	Other directorships[3] held by director

Lee A. Ault III, 72	2	Anworth Mortgage Asset Corporation;
Chairman of the Board		Office Depot, Inc.
(Independent and
Non-Executive)

Joe E. Davis, 74	2	Anworth Mortgage Asset Corporation; Natural Alternatives International, Inc.

Martin Fenton, 73	18	None

Leonard R. Fuller, 62	16	None

W. Scott Hedrick, 63	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 50	4	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Mary Myers Kauppila, 54	6	None

Kirk P. Pendleton, 69	7	None

H. Frederick Christie, a founding member of the Board, retired at the end of 2008. The directors thank him for his service and many contributions to the series.

“Interested” directors[4]

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the series[1]	underwriter of the series

James B. Lovelace, 52	2007	Senior Vice President — Capital Research Global
Vice Chairman of the Board		Investors, Capital Research and Management Company; Director, Capital Research and Management Company, Director, The
		Capital Group Companies, Inc.[5]

Michael J. Downer, 53	2006	Senior Vice President, Secretary and Coordinator of
President		Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]; Director, Capital Bank and Trust Company[5]

“Interested” directors[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	director	Other directorships[3] held by director

James B. Lovelace, 52	3	None
Vice Chairman of the Board

Michael J. Downer, 53	1	None
President

The series’ statement of additional information includes additional information about the series’ directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with series	of the series[1]	the principal underwriter of the series

Catherine L. Heron, 61	2007	Senior Vice President and Senior Counsel — Fund
Executive Vice President		Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[5]

Alan N. Berro, 48	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research and Management Company

Joyce E. Gordon, 52	2007	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Nicholas J. Grace, 42	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research Company[5]

John H. Smet, 52	2007	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, American Funds Distributors, Inc.[5]

Steven I. Koszalka, 44	2006	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Brian D. Bullard, 39	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company; former Chief Accountant — Division of Investment Management, United States Securities and Exchange Commission

Gregory F. Niland, 37	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th floor
San Francisco, CA 94105-3441

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

[1]Directors and officers of the series serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 31 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

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We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

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•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

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Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•	Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGEAR-850-1208P

Litho in USA RCG/WG/9797-S17335

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2007	$23,000
2008	$42,000

b) Audit-Related Fees:
2007	None
2008	$349

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	$23,000
2008	$28,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2007	None
2008	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable

b) Audit-Related Fees:
2007	$897,000
2008	$992,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	$2,000
2008	$8,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2007	None
2008	None

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,206,000 for fiscal year 2007 and $1,306,000 for fiscal year 2008. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: January 8, 2009

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 8, 2009